Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Leases [Abstract]
Summary of Roll-forward of Lease Right-of-use Assets
Below is the roll-forward of lease right-of-use assets:

Right-of-use assets
(in € millions)
Cost
At January 1, 2024	684
Increases	25
Decreases	(140)
Exchange differences	28
At December 31, 2024	597
Increases	85
Decreases	(61)
Exchange differences	(42)
At December 31, 2025	579
Accumulated depreciation and impairment loss
At January 1, 2024	(384)
Depreciation charge	(44)
Impairment charge	(25)
Decreases	99
Exchange differences	(17)
At December 31, 2024	(371)
Depreciation charge	(42)
Impairment charge	(5)
Decreases	53
Exchange differences	20
At December 31, 2025	(345)
Cost, net accumulated depreciation and impairment loss
At December 31, 2024	226
At December 31, 2025	234

Summary of Roll-forward of Lease Liabilities
Below is the roll-forward of lease liabilities:

Lease liabilities	2025	2024
	(in € millions)
At January 1	537	558
Increases	89	25
Payments (1)	(104)	(105)
Interest expense	31	36
Decreases	(9)	—
Exchange differences	(46)	23
At December 31	498	537
(1)€31 million and €36 million of interest paid on lease liabilities are included in operating activities and €73 million and €69 million of payments of lease liabilities are included in financing activities within the consolidated statement of cash flows for the years ended December 31, 2025 and 2024, respectively.

Summary of Maturity Analysis of Lease Liabilities
Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2025
Maturity Analysis	(in € millions)
Less than one year	95
One to five years	296
More than five years	239
Total lease commitments	630
Impact of discounting remaining lease payments	(132)
Total lease liabilities	498
Lease liabilities included in the consolidated statement of financial position
Current	65
Non-current	433
Total	498

Summary of Roll-forward of Finance Lease Receivable	Below is the roll-forward of finance lease receivables:

Finance lease receivables	2025	2024
	(in € millions)
At January 1	76	—
Additions	9	69
Interest income	8	6
Payments received	(4)	(1)
Exchange differences	(8)	2
At December 31	81	76

Summery Of Maturity Analysis Of Finance Lease Receivable
Below is the maturity analysis of finance lease receivables:

Finance lease receivables	2025
Maturity Analysis	(in € millions)
Less than one year	15
One to five years	58
More than five years	41
Total lease payments receivable	114
Unearned finance income	(33)
Total finance lease receivables	81
Finance lease receivables included in the consolidated statement of financial position
Current	12
Non-current	69
Total	81